SIGNIFICANT ACCOUNTING POLICIES - Schedule of condensed financial statements (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Revenue					$ 0	$ 0
Less:
Consulting fees					4,263,195	998,364
Professional fees	$ 1,084,592	$ 138,729	$ 1,509,486	$ 262,143	2,521,680	786,338
Business development	102,089	582,125	246,104	762,125	1,841,982	360,000
Advertising and promotion					1,436,875	183,790
Contract labor and fuel					1,387,747	403,800
Research and development	1,918	186,513	85,181	441,992	1,027,203	0
Management fees					707,507	232,000
Interest expense					555,985	486,669
Change in fair value of derivative liability	0	(155,899)	0	548,763	970,866	1,642,697
Amortization of debt discount	$ 0	$ 121,914	$ 0	$ 238,981	500,937	1,777,505
Other segment items					1,329,639	1,037,614
Net loss before taxes					$ (16,543,616)	$ (7,908,777)